LEASES - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($)
Operating Leased Assets [Line Items]
Operating lease, weighted average remaining lease term	1 year 9 months
Office
Operating Leased Assets [Line Items]
Area of real estate property | ft²	4,500
Operating lease, weighted average discount percent	9.00%
Operating lease, expense	$ 0.2	$ 0.2
Lease payments	$ 0.2	$ 0.3